S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 17, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	None of the sponsor non-managing members have a direct or indirect material interest in our sponsor.